VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Communication Services: 16.5%
38,540	(1)	Alphabet, Inc. - Class A	$ 44,781,553	3.2
33,366	(1)	Alphabet, Inc. - Class C	38,798,318	2.8
409,116	(1)	Facebook, Inc. - Class A	68,240,549	4.9
40,772	(1)	IAC/InterActiveCorp	7,307,566	0.5
72,091	(1),(2)	Match Group, Inc.	4,760,890	0.3
96,421	(1)	Netflix, Inc.	36,206,085	2.6
837,090	(1),(2)	Snap, Inc.	9,953,000	0.7
65,436	(1)	Spotify Technology SA	7,946,548	0.6
248,800		Tencent Holdings Ltd.	12,297,590	0.9
			230,292,099	16.5

		Consumer Discretionary: 18.1%
167,316	(1)	Alibaba Group Holding Ltd. ADR	32,539,616	2.4
63,338	(1)	Amazon.com, Inc.	123,491,365	8.9
115,630	(1)	Aptiv PLC	5,693,621	0.4
5,539	(1)	Booking Holdings, Inc.	7,451,728	0.5
54,378	(1)	Carvana Co.	2,995,684	0.2
11,691	(1)	Chipotle Mexican Grill, Inc.	7,650,590	0.6
101,245	(1)	Dollar Tree, Inc.	7,438,470	0.5
207,406		Dollarama, Inc.	5,753,663	0.4
84,045	(2)	Ferrari NV	12,822,746	0.9
198,098		Las Vegas Sands Corp.	8,413,222	0.6
57,493	(1)	Lululemon Athletica, Inc.	10,897,798	0.8
74,286		Marriott International, Inc.	5,557,336	0.4
96,848		Ross Stores, Inc.	8,422,871	0.6
24,565	(1)	Ulta Beauty, Inc.	4,316,071	0.3
138,407		Wynn Resorts Ltd.	8,330,717	0.6
			251,775,498	18.1

		Energy: 0.4%
52,813		Concho Resources, Inc./Midland TX	2,263,037	0.2
44,753		Pioneer Natural Resources Co.	3,139,423	0.2
			5,402,460	0.4

		Financials: 2.9%
1,134,411	(1),(3),(4)	Ant International Co., Limited- Class C	7,963,565	0.6
72,771		Chubb Ltd.	8,127,793	0.6
36,490		Goldman Sachs Group, Inc.	5,640,989	0.4
11,087		MSCI, Inc. - Class A	3,203,700	0.2
36,585		S&P Global, Inc.	8,965,154	0.6
143,336		TD Ameritrade Holding Corp.	4,968,026	0.4
54,839	(1),(2)	XP, Inc.	1,057,844	0.1
			39,927,071	2.9

		Health Care: 13.3%
93,126		AbbVie, Inc.	7,095,270	0.5
140,392	(1)	Alcon, Inc.	7,192,385	0.5
62,487		Anthem, Inc.	14,187,048	1.0
45,001		Becton Dickinson & Co.	10,339,880	0.7
29,302	(1)	Biogen, Inc.	9,270,567	0.7
299,936	(1)	Centene Corp.	17,819,198	1.3
91,745		Cigna Corp.	16,255,379	1.2
105,573		HCA Healthcare, Inc.	9,485,734	0.7
13,400		Humana, Inc.	4,207,868	0.3
48,027	(1)	Incyte Corp., Ltd.	3,517,017	0.2
41,611	(1)	Intuitive Surgical, Inc.	20,606,183	1.5
115,627		Stryker Corp.	19,250,739	1.4
104,220		UnitedHealth Group, Inc.	25,990,384	1.9
84,644	(1)	Vertex Pharmaceuticals, Inc.	20,141,040	1.4
			185,358,692	13.3

		Industrials: 7.2%
84,624		Boeing Co.	12,620,823	0.9
34,800		Cintas Corp.	6,028,056	0.4
66,535		Equifax, Inc.	7,947,606	0.6
176,890		Fortive Corp.	9,762,559	0.7
1,123,522		General Electric Co.	8,920,765	0.6
67,757		JB Hunt Transport Services, Inc.	6,249,228	0.4
47,670		Roper Technologies, Inc.	14,863,983	1.1
22,935	(1)	Teledyne Technologies, Inc.	6,817,887	0.5
209,256		TransUnion	13,848,562	1.0
44,470		Union Pacific Corp.	6,272,049	0.5
146,638		Westinghouse Air Brake Technologies Corp.	7,057,687	0.5
			100,389,205	7.2

		Information Technology: 36.2%
16,400	(1)	Adobe, Inc.	5,219,136	0.4
201,513	(1)	Advanced Micro Devices, Inc.	9,164,811	0.7
258,099		Apple, Inc.	65,631,995	4.7
57,382		ASML Holding NV-NY REG	15,013,426	1.1
107,900	(1),(2)	Datadog, Inc.	3,882,242	0.3
238,644		Fidelity National Information Services, Inc.	29,028,656	2.1
206,732	(1)	Fiserv, Inc.	19,637,473	1.4
119,352		Global Payments, Inc.	17,214,139	1.2
51,486	(2)	Hexagon AB - B Shares	2,177,095	0.2
94,352		Intuit, Inc.	21,700,960	1.6
474,751		Marvell Technology Group Ltd.	10,743,615	0.8
188,587		Mastercard, Inc. - Class A	45,555,076	3.3
607,283		Microsoft Corp.	95,774,602	6.9
29,100		Nvidia Corp.	7,670,760	0.5
35,474	(1),(2)	Paycom Software, Inc.	7,166,103	0.5
166,480	(1)	PayPal Holdings, Inc.	15,938,795	1.1
169,239	(1)	Salesforce.com, Inc.	24,367,031	1.7
49,398	(1)	ServiceNow, Inc.	14,156,479	1.0
203,370	(1),(2)	Slack Technologies, Inc.	5,458,451	0.4
4,129	(1),(3),(4)	Snowflake, Inc. - Class B	160,081	0.0
104,538	(1),(2)	Splunk, Inc.	13,195,832	0.9
51,440	(1),(3),(4)	Stripe, Inc. - Class B	597,249	0.1
56,245		Temenos AG	7,331,514	0.5
309,156		Visa, Inc. - Class A	49,811,215	3.6
86,969	(1),(2)	VMware, Inc.	10,531,946	0.7

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
51,703	(1),(2)	Workday, Inc.	$ 6,732,764	0.5
			503,861,446	36.2

		Materials: 0.6%
46,724		Linde Public Ltd.	8,083,252	0.6

		Utilities: 0.6%
73,874		Sempra Energy	8,347,023	0.6

	Total Common Stock
	(Cost $1,154,406,956)		1,333,436,746	95.8

PREFERRED STOCK: 1.7%
		Communication Services: 0.6%
59,241	(1),(3),(4)	AirBNB, Inc. - Series D	4,509,425	0.3
16,058	(1),(3),(4)	AirBNB, Inc. - Series E	1,222,335	0.1
68,026	(1),(3),(4)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	2,563,886	0.2
			8,295,646	0.6

		Consumer Discretionary: 0.6%
163,010	(1),(3),(4)	Aurora Innovation, Inc., - Series B	1,114,630	0.1
8,132	(1),(3),(4)	DoorDash, Inc. - Series G	1,141,537	0.1
549,762	(1),(3),(4)	Rivian Automotive, Inc. - Series D	5,906,643	0.4
			8,162,810	0.6

		Industrials: 0.2%
159,700	(1),(3),(4)	GM Cruise Holdings, LLC - Class F	2,156,748	0.2

		Information Technology: 0.3%
93,459	(1),(3),(4)	Magic Leap, Inc. - Series C	1,592,953	0.1
61,969	(1),(3),(4)	Magic Leap, Inc. - Series D	1,114,326	0.1
57,073	(1),(3),(4)	UiPath Inc., Series D-1	1,661,983	0.1
9,584	(1),(3),(4)	UiPath Inc., Series D-2	279,089	0.0
			4,648,351	0.3

		Real Estate: 0.0%
42,822	(1),(3),(4)	WeWork Companies, Inc. - Series E	154,159	0.0

	Total Preferred Stock
	(Cost $25,499,799)		23,417,714	1.7

	Total Long-Term Investments
	(Cost $1,179,906,755)		1,356,854,460	97.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.9%
		Commercial Paper: 0.3%
950,000	(5)	Exxon Mobil Corp., 1.600%, 06/03/2020	946,424	0.0
950,000	(5)	Federal Republic of Germany, 1.620%, 05/21/2020	948,654	0.1
950,000	(5)	LMA Americas LLC, 1.660%, 04/07/2020	949,797	0.1
950,000	(5)	Matchpoint Finance PLC, 1.680%, 05/11/2020	948,280	0.1
950,000	(5)	Pfizer Inc., 1.630%, 06/15/2020	946,410	0.0

	Total Commercial Paper
	(Cost $4,739,565)		4,739,565	0.3

		Floating Rate Notes: 1.1%
775,000	(5)	Australia & New Zealand Banking Group Ltd., 1.220%, 04/09/2020	775,122	0.1
750,000	(5)	Bank of America Corp., 1.200%, 05/07/2020	749,534	0.1
500,000	(5)	Bank of Montreal, 0.210%, 07/13/2020	498,407	0.0
900,000	(5)	Bank of Nova Scotia, 1.240%, 05/08/2020	900,311	0.1
950,000	(5)	Canadian Imperial Bank of Commerce, 0.240%, 08/28/2020	945,010	0.1
550,000	(5)	Commonwealth Bank of Australia, 0.950%, 06/10/2020	549,525	0.0
300,000	(5)	Coöperatieve Rabobank U.A., 0.990%, 04/20/2020	300,075	0.0
625,000	(5)	Crédit Industriel et Commercial, 1.140%, 04/24/2020	625,175	0.1
600,000	(5)	J.P. Morgan Securities LLC, 1.190%, 07/08/2020	599,693	0.0
950,000	(5)	Lloyds Bank PLC, 1.100%, 08/07/2020	949,207	0.1
475,000	(5)	Mitsubishi UFJ Financial Group, Inc., 0.970%, 06/24/2020	475,006	0.0
600,000	(5)	Mizuho Financial Group Inc., 1.140%, 05/26/2020	600,173	0.0
250,000	(5)	Mizuho Financial Group Inc., 1.640%, 05/05/2020	250,118	0.0
575,000	(5)	National Bank of Canada, 1.840%, 05/01/2020	574,804	0.0
375,000	(5)	National Bank of Canada, 1.840%, 07/16/2020	374,407	0.0
950,000	(5)	Oversea-Chinese Banking Corp., Ltd., 0.820%, 07/15/2020	949,286	0.1
800,000	(5)	Royal Bank of Canada, 0.960%, 07/17/2020	799,316	0.1
875,000	(5)	Skandinaviska Enskilda Banken AB, 1.780%, 05/11/2020	874,580	0.1
950,000	(5)	Societe Generale, 0.290%, 09/04/2020	946,093	0.1

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
300,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 0.870%, 05/11/2020	$ 300,067	0.0
650,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 1.280%, 05/07/2020	650,284	0.1
600,000	(5)	Svenska Handelsbanken AB, 1.160%, 07/07/2020	599,745	0.0
575,000	(5)	The Norinchukin Bank, 1.200%, 04/24/2020	575,066	0.0
375,000	(5)	The Sumitomo Mitsui Financial Group, 1.020%, 08/25/2020	374,586	0.0
500,000	(5)	The Sumitomo Mitsui Financial Group, 1.270%, 05/06/2020	500,208	0.0

	Total Floating Rate Notes
	(Cost $15,735,798)		15,735,798	1.1

		Repurchase Agreements: 1.7%
2,736,360	(5)	BNP Paribas S.A., Repurchase Agreement dated 03/31/20, 0.33%, due 04/01/20 (Repurchase Amount $2,736,385, collateralized by various U.S. Government Securities, 2.125%-6.875%, Market Value plus accrued interest $2,873,184, due 06/15/20-03/15/39)	2,736,360	0.2
2,808,309	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $2,808,311, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,864,475, due 05/01/20-02/20/70)	2,808,309	0.2
1,378,838	(5)	CF Secured LLC, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,378,839, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,406,416, due 12/15/21-11/20/66)	1,378,838	0.1
1,130,354	(5)	Citadel Securities LLC, Repurchase Agreement dated 03/31/20, 0.09%, due 04/01/20 (Repurchase Amount $1,130,357, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $1,152,964, due 04/07/20-02/15/50)	1,130,354	0.1
1,600,000	(5)	MUFG Securities America Inc., Repurchase Agreement dated 03/03/20, 0.35%, due 05/05/20 (Repurchase Amount $1,600,967, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $1,679,999, due 10/15/20-09/09/49)	1,600,000	0.1
1,206,749	(5)	Royal Bank of Canada, Repurchase Agreement dated 03/31/20, 0.38%, due 04/01/20 (Repurchase Amount $1,206,762, collateralized by various U.S. Government Securities, 1.493%-10.200%, Market Value plus accrued interest $1,259,289, due 04/17/20-03/15/40)	1,206,749	0.1
6,334,278	(5)	Royal Bank of Canada (NY), Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $6,334,280, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $6,460,964, due 08/01/23-06/01/51)	6,334,278	0.5

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
5,876,938	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/20, 0.16%, due 04/01/20 (Repurchase Amount $5,876,964, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,008,822, due 04/01/20-09/09/49)	$ 5,876,938	0.4

	Total Repurchase Agreements
	(Cost $23,071,826)		23,071,826	1.7

		Certificates of Deposit: 0.1%
950,000	(5)	Group BPCE, 1.790%, 04/13/2020	950,208	0.1
425,000	(5)	Landesbank Baden-Wurttemberg, 1.630%, 04/24/2020	425,227	0.0
300,000	(5)	Landesbank Baden-Wurttemberg, 1.640%, 04/21/2020	300,158	0.0

	Total Certificates of Deposit
	(Cost $1,675,593)		1,675,593	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.7%
1,330,000	(5), (6)	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.380%	1,330,000	0.1
1,360,000	(5),(6)	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.490%	1,360,000	0.1
1,173,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%	1,173,000	0.1
47,620,732	(6)	T. Rowe Price Government Reserve Fund, 0.870%	47,620,732	3.4
	Total Mutual Funds
	(Cost $51,483,732)		51,483,732	3.7

	Total Short-Term Investments
	(Cost $96,706,514)		96,706,514	6.9

	Total Investments in Securities (Cost $1,276,613,269)		$ 1,453,560,974	104.4
	Liabilities in Excess of Other Assets		(60,810,954)	(4.4)
	Net Assets		$ 1,392,750,020	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2020, the Portfolio held restricted securities with a fair value of $32,138,609 or 2.3% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2020.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$ 217,994,509	$ 12,297,590	$ –	$ 230,292,099
Consumer Discretionary	251,775,498	–	–	251,775,498
Energy	5,402,460	–	–	5,402,460
Financials	31,963,506	–	7,963,565	39,927,071
Health Care	178,166,307	7,192,385	–	185,358,692
Industrials	100,389,205	–	–	100,389,205
Information Technology	493,595,507	9,508,609	757,330	503,861,446
Materials	8,083,252	–	–	8,083,252
Utilities	8,347,023	–	–	8,347,023
Total Common Stock	1,295,717,267	28,998,584	8,720,895	1,333,436,746
Preferred Stock	–	–	23,417,714	23,417,714
Short-Term Investments	47,620,732	49,085,782	–	96,706,514
Total Investments, at fair value	$ 1,343,337,999	$ 78,084,366	$ 32,138,609	$ 1,453,560,974

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2020:

Investments, at fair value	Fair Value at March 31, 2020	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Impact to Valuation from an Increase in Input***
Common Stocks	$8,720,895	Recent Comparable Transaction Price(s)	Discount Factor	-**	-**
		Recent Comparable Transaction Price(s)	Market performance adjustment	26%	Decrease

Preferred Stocks	$23,417,714	Market Comparable	Discount for lack of marketability	10%	Decrease
		Market Comparable	Enterprise Value to Sales Multiple	3.0x - 3.6x	Increase
		Market Comparable	Enterprise Value to Gross Profit Multiple	3.4x - 3.9x	Increase
		Market Comparable	Sales Growth Rate	20% - 23%	Increase
		Market Comparable	Gross Profit Growth Rate	22% - 25%	Increase
		Recent Comparable Transaction Price(s)	Market performance adjustment	26%	Decrease
		Recent Comparable Transaction Price(s)	Discount for uncertainty	20%
		Recent Comparable Transaction Price(s)	Market performance adjustment	8%	Decrease
		Recent Comparable Transaction Price(s)	Discount for uncertainty	20%
		Recent Comparable Transaction Price(s)	Market performance adjustment	17%	Decrease
		Recent Comparable Transaction Price(s)	Discount Factor	-**	-**
Total Investments, at fair value	$32,138,609

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** No quantitative unobservable inputs were significant to the fair valuation determination at March 31, 2020

*** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2020:

	Common Stock	Preferred Stock	Total
Assets:
Beginning balance at December 31, 2019	$8,101,357	$ 31,298,235	$ 39,399,592
Purchases	160,150	-	160,150
Sales	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)****	459,388	(7,880,521)	(7,421,133)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance at March 31, 2020	$ 8,720,895	$ 23,417,714	$ 32,138,609
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2020****	$ 459,388	$ (7,880,521)	$ (7,421,133)

**** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2020 may be due to securities no longer held or categorized as Level 3 at year end.

At March 31, 2020, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$2,411,881	$4,509,425
AirBNB, Inc. - Series E	7/14/2015	1,494,910	1,222,335
Ant International Co., Limited- Class C	6/7/2018	6,364,046	7,963,565
Aurora Innovation, Inc., - Series B	3/1/2019	1,506,261	1,114,630
DoorDash, Inc. - Series G	11/12/2019	1,542,617	1,141,537
GM Cruise Holdings, LLC - Class F	5/7/2019	2,914,525	2,156,748
Magic Leap, Inc. - Series C	1/20/2016	2,152,641	1,592,953
Magic Leap, Inc. - Series D	10/12/2017	1,673,163	1,114,326
Rivian Automotive, Inc. - Series D	12/23/2019	5,906,643	5,906,643
Snowflake, Inc. - Class B	3/17/2020	160,150	160,081
Stripe, Inc. - Class B	12/17/2019	807,094	597,249
UiPath Inc., Series D-1	4/26/2019	2,245,920	1,661,983
UiPath Inc., Series D-2	4/26/2019	377,147	279,089
WeWork Companies, Inc. - Series E	6/23/2015	1,408,397	154,159
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	1,865,694	2,563,886
		$32,831,089	$32,138,609

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,281,076,682.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$ 268,694,548
Gross Unrealized Depreciation	(96,207,321)
Net Unrealized Appreciation	$ 172,487,227